VIA EDGAR TRANSMISSION

Securities and Exchange Commission	George P. Attisano
100 F Street, N.E.	george.attisano@klgates.com
Washington, DC 20549

October 5, 2015

Re:	John Hancock Bond Trust (the “Registrant”), on behalf of: John Hancock Global Conservative Absolute Return Fund;

John Hancock Global Short Duration Credit Fund;

John Hancock Government Income Fund;

John Hancock Focused High Yield Fund; and

John Hancock Investment Grade Bond Fund (collectively, the “Funds”)
File Nos. 002-66906; 811-03006

CERTIFICATION UNDER RULE 497(j)

Ladies and gentlemen:

On behalf of the Registrant, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended (the “Securities Act”), in lieu of filing under paragraph (c) of Rule 497, the undersigned hereby certifies that the forms of prospectus for the Funds that would have been filed under paragraph (c) of Rule 497 do not differ from the Prospectuses dated October 1, 2015, contained in Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A under the Securities Act and Amendment No. 116 to its Registration Statement under the Investment Company Act of 1940, as amended, the text of which was filed electronically with the U.S. Securities and Exchange Commission on September 25, 2015 via EDGAR, accession number 0001133228-15-004966, except for the forms of prospectus listed in Appendix A hereto, which were separately filed pursuant to paragraph (c) of Rule 497 on September 30, 2015 via EDGAR, accession number 0001133228-15-005120.

The form of Statement of Additional Information for the Funds was filed electronically with the U.S. Securities and Exchange Commission on October 2, 2015 via EDGAR, accession number 0001133228-15- 005157.

If you have any questions or comments, please call me at 617-261-3240.

Sincerely,

/s/ George P. Attisano

George P. Attisano

Appendix A

John Hancock Global Conservative Absolute Return Fund

1.	Prospectus for Class A, Class C, Class I, and Class R6 shares
2.	Prospectus for Class R1, Class R2, Class R3, Class R4, and Class R5 shares
3.	Prospectus for Class 1 shares

John Hancock Bond Trust Class NAV Shares Combined Prospectus for the following Funds:

1.	John Hancock Focused High Yield Fund
2.	John Hancock Global Conservative Absolute Return Fund
3.	John Hancock Global Short Duration Credit Fund
4.	John Hancock Investment Grade Bond Fund